Supplement to New York Spinnaker Prospectus
                  Supplement dated January 17, 2007 to
             Prospectus dated June 16, 1997 as supplemented



Effective January 13, 2007, ING VP Natural Resources Trust merged into ING Global Resources Portfolio - Class S. Accordingly, any reference to ING VP Natural Resources Trust in this prospectus is replaced with ING Global Resources Portfolio - Class S.

   The following Portfolio Operating Expenses should replace the Portfolio Operating Expense information for ING VP Natural Resources Trust found in the prospectus.

-------------------------------------------------------------------------------------------------------------
									                         Net Total
									                           Annual
                                          			    Total		         Portfolio
                    			  Distribution             Annual	Contractual      Operating
				Management  Service       Other    Portfolio	Expense Waiver	  Expenses
         			 Fees     (12b-1) Fees	 Expenses  Operating  	     or  	(After any
                                          			   Expenses	Reimbursement	reimbursement
									          		 and waiver
									        		 agreements)
--------------------------------------------------------------------------------------------------------------
ING Global Resources Portfolio - 0.65% 	    0.25%    	0.00	    0.90%	--		0.90%
Class S (1)(2)

(1) The expenses shown are as of June 30, 2006 (unaudited).


